Label	Element	Value
Class R4 | U.S. Equity Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	65.90%
Class R4 | International Equity Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	27.60%
Class R4 | U.S. Fixed Income Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.70%
Class R4 | International Fixed Income Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Class R4 | Short-Term Fund and Cash Equivalents [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.50%